Average Annual Total Returns - PRUDENTIAL DAY ONE 2020 FUND	Sep. 29, 2020
Prudential Day One 2020 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.83%
Since Inception	7.42%	[1]
S&P Target Date 2020 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.52%
Since Inception	8.26%	[1]
Class R1
Average Annual Return:
1 Year	14.99%
Since Inception	6.27%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	15.25%
Since Inception	6.53%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	15.40%
Since Inception	6.71%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	15.51%
Since Inception	6.81%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	15.74%
Since Inception	6.93%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	15.85%
Since Inception	6.97%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	14.24%
Since Inception	5.84%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.81%
Since Inception	5.02%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.